Fees Summary	Feb. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 850,000.00
Previously Paid Amount	0.00
Total Fee Amount	117.39
Total Offset Amount	0.00
Net Fee	117.39
Narrative - Max Aggregate Offering Price	$ 850,000.00
Final Prospectus	true